UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           JAMES R. SCHMANK, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [sec]3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

     SEMI-ANNUAL REPORT
                                           June 30, 2003

     SECURITY FUNDS(SM)

                                           o Security Cash Fund

                                           o Security Diversified Income Fund

                                           o Security High Yield Fund

                                           o Security Municipal Bond Fund

      [LOGO OF SECURITY DISTRIBUTORS, INC. (R)] SECURITY DISTRIBUTORS, INC.
                                                A Member of The Security Benefit
                                                Group of Companies

                               SECURITY CASH FUND
                        SECURITY DIVERSIFIED INCOME FUND
                            SECURITY HIGH YIELD FUND
                          SECURITY MUNICIPAL BOND FUND

                                  JUNE 30, 2003
                               SEMI-ANNUAL REPORT

                                TABLE OF CONTENTS

Commentary from the Security Funds' Chairman of the Board ...................  2

Commentary from the Security Funds' President ...............................  3

Security Diversified Income Fund ............................................  4

Security High Yield Fund ....................................................  9

Security Municipal Bond Fund ................................................ 14

Security Cash Fund .......................................................... 17

Statements of Assets and Liabilities ........................................ 19

Statements of Operations .................................................... 20

Statements of Changes in Net Assets ......................................... 21

Financial Highlights ........................................................ 23

Notes to Financial Statements ............................................... 29

Director Disclosure ......................................................... 33

    [LOGO OF THE SECURITY BENEFIT GROUP OF COMPANIES(R)] THE SECURITY BENEFIT
                                                        GROUP OF COMPANIES(SM)

--------------------------------------------------------------------------------

COMMENTARY FROM THE CHAIRMAN OF THE BOARD

AUGUST 15, 2003

[PHOTO OF JOHN CLELAND]
    John Cleland

TO OUR SHAREHOLDERS:

The past six months continued to be characterized by one of the lowest interest rate environments in history. The absence of any discernable inflationary pressures, coupled with the Federal Reserve Board's attempts to re-stimulate economic growth with an accommodating monetary policy, have kept both short- and long-term interest rates at the lowest levels in a generation.

Yield spreads have remained extremely narrow in this environment both with respect to maturities and quality. It is our expectation that this climate is likely to continue over the balance of the year. The continued absence of inflation, driven by ongoing productivity improvement as a result of dramatic technological change, is a condition that we do not expect to see altered in the foreseeable future. At the same time, while we expect a modest improvement in global economic growth, it is unlikely that this will be strong enough to create upward pressure on interest rates from demands for capital in the global economy. There is a possibility that we might see a modest rise in long-term interest rates early in the third quarter as concerns about budget deficits roil the markets. However, we doubt that this will signal a dramatic reversal in direction.

Our expectation is that investors in the fixed income markets should be able to earn a modest coupon return with modest capital appreciation should the continued economic stagnation result in another cut in short-term interest rates by the Federal Reserve later in the year. We do not expect any dramatic rise in interest rates in the near term.

As always, we thank you for your investment with us and invite any questions and comments you have at any time.

Sincerely,

/s/ John Cleland

John Cleland
Chairman, The Security Funds

--------------------------------------------------------------------------------

COMMENTARY FROM THE PRESIDENT

AUGUST 15, 2003

[PHOTO OF JAMES R. SCHMANK]
    James R. Schmank

TO OUR SHAREHOLDERS:

Fixed Income investors have been sheltered from the tremendous volatility and negative returns of the equity markets over the last three years. Unfortunately, we now find ourselves in the lowest interest rate environment in 45 years! Since January 2001 the Federal Open Markets Committee has diligently reduced the Fed Fund rate to its current level of 1%. This low rate is a critical tool in rebuilding economic conditions, which will ultimately lead to market strength.

The impact on fixed income investors has been significant, since the yield on their investments has followed the Fed Fund rate downward, reducing income produced. While inflation over this period has been very low, providing price stability for many goods and services, rising costs for medical care, education and energy have impacted consumers dependent on the earnings from their fixed income securities. On a more positive note, mortgage rates in this environment have continued to fall, allowing homeowners the option to refinance resulting in reduced monthly interest payments.

The Fed is committed to keeping interest rates low until an adequate economic recovery is underway. While some improvements in recent economic releases are evident, they are marginal and still erratic. Given this environment, we expect interest rates to remain at or near current levels for the next 6 to 18 months. We see little reason for rates to go much lower at this point, limiting opportunities to create meaningful benefits from future home refinancing.

Consequently, those dependent on fixed income investments will continue to see lower coupon returns until the markets firm and the Fed begins reversing the rate reductions put in place over the last two and one half years.

During these difficult times, it may be prudent to consult your financial representative to review your long-term investment plan. While these markets are challenging to maneuver, investors who have established their investment plans and stuck to them are generally much better prepared to weather these times.

As always, I appreciate the confidence you have placed in the Security Funds and its management team. We are working hard to deliver sound investment results to earn your continued support.

Sincerely,

/s/ James R. Schmank

James R. Schmank
President, The Security Funds

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    SECURITY
                             DIVERSIFIED INCOME FUND

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                ADVISOR, SECURITY
                             MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2003
(UNAUDITED)

                        SECURITY DIVERSIFIED INCOME FUND

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                   NUMBER                MARKET
PREFERRED STOCK                                  OF SHARES               VALUE
--------------------------------------------------------------------------------
BANKING - 0.6%
JP Morgan Chase Capital XI,
   5.875% - 2033 ...........................        24,000            $  600,000

CORPORATE BONDS
---------------
AEROSPACE & DEFENSE - 1.0%
Boeing Capital Corporation,
   6.68% - 2003 ............................   $   350,000               357,768
Eaton Corporation,
   5.75% - 2012 ............................   $   325,000               355,382
United Technologies Corporation,
   6.35% - 2011 ............................   $   300,000               347,843
                                                                      ----------
                                                                       1,060,993

AIRLINES - 1.8%
Continental Airlines, Inc.,
   7.434% - 2006 ...........................   $   350,000               308,811
Delta Air Lines:
   7.779% - 2005 ...........................   $   250,000               217,462
   7.57% - 2010 ............................   $   100,000               102,856
Qantas Airways,
   5.125% - 2013 ...........................   $   700,000               686,355
Southwest Airlines Company,
   7.875% - 2007 ...........................   $   450,000               525,779
                                                                      ----------
                                                                       1,841,263

BANKING - 2.6%
Abbey National plc,
   6.69% - 2005 ............................   $   300,000               332,312
Bank of America Corporation,
   7.80% - 2010 ............................   $   300,000               369,878
Bank of New York Company, Inc.,
   6.50% - 2003 ............................   $   100,000               102,228
BCH Cayman Islands, Ltd.,
   7.70% - 2006 ............................   $   300,000               341,287
Den Danske Bank,
   7.40% - 2010(1) .........................   $   475,000               552,583
KeyBank NA,
   7.00% - 2011 ............... ............   $   300,000               355,716
PNC Funding Corporation,
   7.75% - 2004 ............................   $   200,000               212,391
Washington Mutual Capital I,
   8.375% - 2027 ...........................   $   300,000               354,730
                                                                      ----------
                                                                       2,621,125

BASIC INDUSTRY - OTHER- 0.4%
Pioneer Hi Bred International, Inc.,
   5.75% - 2009 ............................   $   375,000               426,442

BEVERAGES - 1.1%
Anheuser-Busch Companies, Inc.,
   7.10% - 2007 ............................   $   400,000               421,028
Coca-Cola Company,
   5.75% - 2011 ............................   $   350,000               398,246
Fosters Brewing Group,
   6.875% - 2011 ...........................   $   300,000               354,741
                                                                      ----------
                                                                       1,174,015

BROKERAGE - 1.7%
Credit Suisse First Boston USA,
   6.125% - 2011 ...........................   $   300,000               336,070
Goldman Sachs Group, Inc.,
   6.125% - 2033 ...........................   $   300,000               321,713
Legg Mason, Inc.,
   6.75% - 2008 ............................   $   350,000               400,942
Merrill Lynch & Company, Inc.,
   5.70% - 2004 ............................   $   350,000               359,206
Waddell & Reed Financial, Inc.,
   7.50% -2006 .............................   $   300,000               327,314
                                                                      ----------
                                                                       1,745,245

BUILDING MATERIALS - 1.3%
CRH America, Inc.,
   6.95% - 2012 ............................   $   300,000               350,052
Masco Corporation,
   5.875% - 2012 ...........................   $   300,000               333,159
Vulcan Materials Company,
   5.75% - 2004 ............................   $   600,000               618,977
                                                                      ----------
                                                                       1,302,188

CHEMICALS - 0.7%
PPG Industries, Inc.,
   7.40% - 2019 ............................   $   350,000               395,461
Potash Corporation of Saskatchewan,
   4.875% - 2013 ...........................   $   300,000               308,718
                                                                      ----------
                                                                         704,179

CONGLOMERATES - 0.7%
General Electric Company,
   5.00% - 2013 ............................   $   300,000               316,877
Tyco International, Ltd.,
   7.00% - 2028 ............................   $   350,000               353,500
                                                                      ----------
                                                                         670,377

CONSUMER CYCLICAL - OTHER - 0.4%
American ECO Corporation,
   9.625% - 2008* ..........................   $    25,000                     3
ERAC USA Finance Company,
   7.35% - 2008 ............................   $   350,000               409,601
                                                                      ----------
                                                                         409,604

                             See accompanying notes.
--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                        SECURITY DIVERSIFIED INCOME FUND
                                   (CONTINUED)

                                                 PRINCIPAL              MARKET
CORPORATE BONDS (CONTINUED)                        AMOUNT                VALUE
--------------------------------------------------------------------------------
CONSUMER NONCYCLICAL - OTHER - 0.4%
Eli Lilly & Company,
   7.125% - 2025 .............................  $  300,000            $  379,475

CONSUMER PRODUCTS - 0.3%
Newell Rubbermaid, Inc.,
   6.75% - 2012 ..............................     300,000               350,381

DISTRIBUTORS - NATURAL GAS - 0.6%
Michigan Consolidated Gas,
   5.70% - 2033 ..............................     600,000               626,405

ELECTRIC UTILITIES - 2.6%
Arizona Public Service Company,
   6.375% - 2011 .............................     300,000               340,603
Calpine Corporation,
   8.75% - 2007 ..............................      25,000                20,438
Cincinnati Gas & Electric Company,
   5.70% - 2012 ..............................     300,000               329,599
CMS Energy Corporation,
   6.75% - 2004 ..............................      25,000                25,250
Eastern Energy, Ltd,
   7.25% - 2016 ..............................     600,000               738,717
National Rural Utilities,
   5.50% - 2005 ..............................     300,000               317,069
Oncor Electric Delivery,
   6.375% - 2015 .............................     300,000               340,327
Progress Energy, Inc.,
   6.55% - 2004 ..............................     200,000               206,329
Union Electric Company,
   5.50% - 2034 ..............................     300,000               306,853
                                                                      ----------
                                                                       2,625,185

ENERGY - INTEGRATED - 0.8%
Conoco, Inc.,
   6.95% - 2029 ..............................     350,000               421,104
PanCanadian Petroleum,
   6.30% - 2011 ..............................     350,000               404,371
                                                                      ----------
                                                                         825,475

ENTERTAINMENT - 0.4%
Time Warner Entertainment Company,
   7.25% - 2008 ..............................     300,000               353,844

FINANCIAL COMPANIES - CAPTIVE CONSUMER - 0.9%
Ford Motor Credit Company:
   6.50% - 2007 ..............................     300,000               315,637
   5.80% - 2009 ..............................     300,000               298,157
General Motors Acceptance Corporation,
   6.125% - 2006 .............................     300,000               315,841
                                                                      ----------
                                                                         929,635

FINANCIAL COMPANIES - NONCAPTIVE CONSUMER - 2.0%
Core Invest Grade Trust,
   4.727% - 2007 .............................     600,000               637,260
Countrywide Capital,
   8.00% - 2026 ..............................     300,000               339,318
Financement Quebec,
   5.00% - 2012 ..............................     300,000               323,840
Household Netherlands BV,
   6.20% - 2003 ..............................     350,000               356,620
SLM Corporation, 5.05% - 2014 ................     325,000               338,908
                                                                      ----------
                                                                       1,995,946

FINANCIAL COMPANIES - NONCAPTIVE DIVERSIFIED - 0.5%
CIT Group Holdings Inc.,
   7.625% - 2005 .............................     150,000               165,179
General Electric Cap Corporation,
   5.875% - 2012 .............................     300,000               335,582
                                                                      ----------
                                                                         500,761

FOOD - 0.3%
Kraft Foods, Inc., 6.50% - 2031 ..............     300,000               331,245

GAMING - 0.2%
Park Place Entertainment,
   7.875% - 2005 .............................     175,000               186,594

HEALTHCARE - 0.3%
Anthem, Inc., 6.80% - 2012 ...................     300,000               350,237

INSURANCE - 0.8%
John Hancock Global Funding,
   5.25% - 2015 ..............................     700,000               736,357
Transamerica Capital II,
   7.65% - 2026 ..............................     100,000               101,004
                                                                      ----------
                                                                         837,361

INSURANCE - LIFE - 0.5%
Nationwide Mutual Insurance,
   8.25% - 2031 ..............................     400,000               494,430

INSURANCE - PROPERTY & CASUALTY - 0.3%
General Electric Global Insurance,
   7.00% - 2026 ..............................     300,000               334,049

LODGING - 0.2%
HMH Properties,
   7.875% - 2008 .............................     200,000               203,000

MEDIA - CABLE - 0.9%
Cox Communications, Inc.,
   6.40% - 2008 ..............................     300,000               339,931
Jones Intercable, Inc.,
   7.625% - 2008 .............................     275,000               319,609
Lenfest Communications,
   10.50% - 2006 .............................     250,000               296,549
                                                                      ----------
                                                                         956,089

                             See accompanying notes.
--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                        SECURITY DIVERSIFIED INCOME FUND
                                   (CONTINUED)

                                                 PRINCIPAL              MARKET
CORPORATE BONDS (CONTINUED)                        AMOUNT                VALUE
--------------------------------------------------------------------------------
MEDIA - NON-CABLE - 1.1%
Clear Channel Communications,
   4.625% - 2008 .............................  $  300,000           $   314,493
Cox Enterprises, 4.375% - 2008 ...............     300,000               311,955
Viacom, Inc., 5.625% - 2007 ..................     400,000               445,156
                                                                     -----------
                                                                       1,071,604

OIL FIELD SERVICES - 1.0%
Devon Financing Corporation,
   6.875% - 2011 .............................     300,000               351,910
Duke Energy Field Services,
   7.50% - 2005 ..............................     300,000               328,052
Transocean Offshore, Inc.,
   8.00% - 2027 ..............................     300,000               365,504
                                                                     -----------
                                                                       1,045,466

PAPER PRODUCTS - 0.4%
MeadWestvaco Corporation,
   6.85% - 2012 ..............................     350,000               404,025

PIPELINES - 0.7%
Express Pipeline LP, 6.47% - 2013 ............     328,533               350,828
Kinder Morgan Energy,
   7.50% - 2010 ..............................     300,000               364,807
                                                                     -----------
                                                                         715,635

REAL ESTATE INVESTMENT TRUSTS - 0.3%
EOP Operating LP,
   7.375% - 2003 .............................     300,000               306,005

RETAILERS - 0.6%
Tandy Corporation, 6.95% - 2007 ..............     400,000               461,692
Zale Corporation, 8.50% - 2007 ...............     125,000               130,313
                                                                     -----------
                                                                         592,005

SUPERMARKETS - 0.4%
Safeway, Inc., 6.50% - 2008 ..................     400,000               453,600

TECHNOLOGY - 0.7%
Pitney Bowes, Inc., 5.875% - 2006 ............     350,000               386,374
Science Applications,
   7.125% - 2032 .............................     300,000               349,813
                                                                     -----------
                                                                         736,187

TELECOMMUNICATIONS - 1.5%
GTE Corporation, 7.51% - 2009 ................     500,000               599,506
New York Telephone Company,
   6.00% - 2008 ..............................     300,000               338,138
MasTec, Inc., 7.75% - 2008 ...................     150,000               135,000
Pacific Bell, 7.125% - 2026 ..................     300,000               359,618
WorldCom, Inc., 7.75% - 2027* ................     365,000               107,675
                                                                     -----------
                                                                       1,539,937

TOBACCO - 0.1%
Dimon, Inc., 8.875% - 2006 ...................      50,000                50,824

WIRELESS - 0.7%
Vodafone Group plc,
   7.625% - 2005 .............................     350,000               383,241
Vodafone Group LLC,
   5.375% - 2015 .............................     300,000               320,397
                                                                     -----------
                                                                         703,638
                                                                     -----------
   Total corporate bonds - 31.2% .........................            31,854,469

MORTGAGE BACKED SECURITIES
--------------------------
U.S. GOVERNMENT AGENCIES - 24.0%
Federal Home Loan Mortgage Corporation:
   #C44050, 7.00% - 2030 .....................     172,632               181,024
   #C01172, 6.50% - 2031 .....................     306,686               319,145
   #C01210, 6.50% - 2031 .....................     343,569               357,523
   #C50964, 6.50% - 2031 .....................     296,359               308,398
   #C50967, 6.50% - 2031 .....................     151,128               157,266
   #C01277, 7.00% - 2031 .....................     520,551               545,766
   #C01292, 6.00% - 2032 .....................     846,030               877,208
   #C062801, 6.00% - 2032 ....................     652,286               676,324
   #C01287, 6.50% - 2032 .....................     698,170               726,534
   #C076358, 5.00% - 2033 ....................   1,979,179             2,013,968
   #C078238, 5.50% - 2033 ....................   1,987,495             2,053,215
Federal National Mortgage Association:
   FNR #1990-108 G
     CMO, 7.00% - 2020 .......................     152,835               164,493
   #252806, 7.50% - 2029 .....................     171,524               182,320
   #252874, 7.50% - 2029 .....................     159,964               170,032
   #190307, 8.00% - 2030 .....................     104,121               112,280
   #253356, 8.00% - 2030 .....................     126,458               136,366
   #535277, 7.00% - 2030 .....................     190,732               200,864
   #541735, 8.00% - 2030 .....................      74,270                80,090
   #585348, 6.50% - 2031 .....................     319,863               333,556
   #254477, 5.50% - 2032 .....................   1,352,661             1,400,481
   #254198, 6.00% - 2032 .....................   1,094,135             1,137,472
   #254346, 6.50% - 2032 .....................     808,619               843,237
   #254377, 6.00% - 2032 .....................   1,540,160             1,601,155
   #666750, 6.00% - 2032 .....................   1,767,017             1,837,007
   #545691, 6.50% - 2032 .....................   1,069,297             1,115,076
   #659790, 6.50% - 2032 .....................   1,132,393             1,180,896
   #640008, 7.00% - 2032 .....................     599,445               631,290
   #702879, 5.00% - 2033 .....................   1,994,906             2,029,972
   #688328, 5.50% - 2033 .....................   1,964,503             2,033,952
   #689108, 5.50% - 2033 .....................     985,933             1,020,764
                                                                     -----------
                                                                      24,427,674

                             See accompanying notes.
--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                        SECURITY DIVERSIFIED INCOME FUND
                                   (CONTINUED)

MORTGAGE BACKED                                  PRINCIPAL              MARKET
SECURITIES (CONTINUED)                             AMOUNT                VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES - 6.0%
Government National Mortgage Association:
   #313107, 7.00% - 2022 ....................   $  257,798          $    272,299
   #328618, 7.00% - 2022 ....................       82,656                87,305
   #352022, 7.00% - 2023 ....................      187,426               197,969
   #369303, 7.00% - 2023 ....................      192,184               202,995
   #347017, 7.00% - 2024 ....................      147,866               156,183
   #371006, 7.00% - 2024 ....................       73,625                77,767
   #371012, 7.00% - 2024 ....................      125,836               132,914
   #411643, 7.75% - 2025 ....................      106,882               114,814
   #780454, 7.00% - 2026 ....................      210,622               222,469
   #464356, 6.50% - 2028 ....................      249,482               261,956
   #462680, 7.00% - 2028 ....................      200,242               211,506
   #491492, 7.50% - 2029 ....................      204,989               217,801
   #510704, 7.50% - 2029 ....................      229,552               243,899
   #518436, 7.25% - 2029 ....................      191,228               202,524
   #781079, 7.50% - 2029 ....................      113,102               120,171
   #479229, 8.00% - 2030 ....................      117,514               126,731
   #479232, 8.00% - 2030 ....................      124,991               134,795
   #508342, 8.00% - 2030 ....................      258,835               279,137
   #538285, 6.50% - 2031 ....................      401,873               421,966
   #564472, 6.50% - 2031 ....................      620,051               651,111
   #552324, 6.50% - 2032 ....................      536,228               563,039
   #365608, 7.50% - 2034 ....................      503,274               526,816
   || #1260, 7.00% - 2023 ...................       37,075                38,999
   || #1849, 8.50% - 2024 ...................       24,245                25,939
   || #2270, 8.00% - 2026 ...................       66,348                70,888
   || #2320, 7.00% - 2026 ...................       94,566                99,471
   || #2445, 8.00% - 2027 ...................       74,099                79,170
   || #2616, 7.00% - 2028 ...................      121,120               127,403
   || #2689, 6.50% - 2028 ...................      117,972               123,244
   || #2909, 8.00% - 2030 ...................      111,594               119,231
                                                                    ------------
                                                                       6,110,512

NON-AGENCY SECURITIES - 1.9%
Chase Commercial Mortgage Securities
   Corporation:
   1997-1 B, 7.37% - 2007 ....................   1,500,000             1,746,971
   1998-1 B, 6.56% - 2008 ....................     225,000               259,106
Global Rate Eligible Asset Trust
   1998-A, 7.33% - 2006 ......................      41,982                     4
                                                                    ------------
                                                                       2,006,081
                                                                    ------------
   Total mortgage backed securities - 31.9% ..............            32,544,267

U.S. AGENCY BONDS & NOTES - 17.6%
---------------------------------
Federal Farm Credit Bank,
   5.45% - 2013 ..............................   1,000,000             1,126,684
Federal Home Loan Bank:
   2.50% - 2006 ..............................   1,000,000             1,020,438
   6.375% - 2006 .............................     800,000               908,441
   5.20% - 2008 ..............................   1,000,000             1,053,388
Federal Home Loan Mortgage Corporation:
   6.625% - 2009 .............................   1,000,000             1,200,176
Federal National Mortgage Association:
   7.40% - 2004 ..............................     600,000               636,797
   2.05% - 2005 ..............................   2,000,000             2,016,183
   7.49% - 2005 ..............................     285,000               313,939
   7.65% - 2005 ..............................     250,000               276,934
   7.875% - 2005 .............................     500,000               554,409
   6.00% - 2008 ..............................     400,000               461,911
   6.375% - 2009 .............................   1,500,000             1,776,451
   6.625% - 2009 .............................   1,000,000             1,199,815
   5.50% - 2011 ..............................   1,000,000             1,134,535
   6.625% - 2030 .............................     500,000               614,364
   7.125% - 2030 .............................   2,250,000             2,920,410
Financing Corporation,
   9.65% - 2018 ..............................     500,000               781,896
                                                                    ------------
   Total U.S. agency bonds & notes - 17.6% ...............            17,996,771

U.S. GOVERNMENT SECURITIES - 16.8%
----------------------------------
U.S. Treasury Bonds:
   3.875% - 2013 .............................   2,000,000             2,058,046
   6.25% - 2023 ..............................   1,000,000             1,224,922
   5.375% - 2031 .............................   2,000,000             2,252,110
U.S. Treasury Notes:
   3.25% - 2004 ..............................   2,000,000             2,040,390
   6.75% - 2005 ..............................   1,000,000             1,101,289
   3.50% - 2006 ..............................   1,000,000             1,054,102
   4.625% - 2006 .............................   1,000,000             1,084,023
   4.375% - 2007 .............................   1,500,000             1,629,609
   6.25% - 2007 ..............................   1,500,000             1,725,000
   8.75% - 2008 ..............................     600,000               616,992
   6.50% - 2010 ..............................   1,000,000             1,213,164
   4.875% - 2012 .............................   1,000,000             1,111,562
                                                                    ------------
   Total U.S. government securities - 16.8% ..............            17,111,209

REPURCHASE AGREEMENT - 1.1%
---------------------------
United Missouri Bank,
   0.82%, 07-01-03
   (Collateralized by FHLB, 07-09-03
   with a value of $1,133,000) ...............   1,110,000             1,110,000
                                                                    ------------
   Total investments - 99.2% .................                       101,216,716
   Cash & other assets, less
      liabilities - 0.8% .....................                           771,744
                                                                    ------------
   Total net assets - 100.0% .............................          $101,988,460
                                                                    ============

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

*Non-income producing security

CMO (Collateralized Mortgage Obligation)

(1)Variable rate security. Rate indicated is rate effective June 30, 2003.

                             See accompanying notes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    SECURITY
                                 HIGH YIELD FUND

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                ADVISOR, SECURITY
                             MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2003
(UNAUDITED)

                            SECURITY HIGH YIELD FUND

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                   NUMBER                MARKET
PREFERRED STOCK                                  OF SHARES                VALUE
--------------------------------------------------------------------------------
BROADCAST MEDIA - 1.3%
CSC Holdings, Inc., 11.125% .................          746           $    76,465
Primedia, Inc., 10.00% ......................        1,300               124,800
                                                                     -----------
   Total preferred stocks - 1.3% .........................               201,265

COMMON STOCKS
-------------
INTEGRATED TELECOMMUNICATION SERVICE - 0.00%
Call-Net Enterprises, Inc. (Cl. B)* .........        1,119                 2,798

MOVIES & ENTERTAINMENT - 0.1%
Viacom, Inc. (Cl. B)* .......................          296                12,923

PUBLISHING & PRINTING - 0.0%
Golden Books Family Entertainment, Inc.*             2,833                     2
                                                                     -----------
   Total common stocks - 0.1% ............................                15,723

CONVERTIBLE BOND - 0.5%
-----------------------
Gencorp, Inc., 5.75% - 2007 .................  $    75,000                70,031

CORPORATE BONDS
---------------
AEROSPACE/DEFENSE - 1.8%
Esterline Technologies,
   7.75% - 2013 .............................  $    50,000                51,250
L-3 Communications Corporation,
   8.00% - 2008 .............................  $   100,000               104,000
Sequa Corporation,
   9.00% - 2009 .............................  $   125,000               132,500
                                                                     -----------
                                                                         287,750

AIRLINES - 1.6%
Delta Air Lines, 6.65% - 2004 ...............  $   175,000               167,125
United Air Lines, 7.73% - 2010 ..............  $   100,000                78,869
                                                                     -----------
                                                                         245,994

AUTOMOTIVE - 3.0%
Allied Holdings, Inc.,
   8.625% - 2007 ............................  $   225,000               202,781
Autonation, Inc., 9.00% - 2008 ..............  $    50,000                55,500
Group One Automotive, Inc.,
   10.875% - 2009 ...........................  $    50,000                55,000
TRW Automotive, Inc.,
   9.375% - 2013 ............................  $   150,000               162,750
                                                                     -----------
                                                                         476,031

BANKING - 1.4%
BF SAUL REIT, 9.75% - 2008 ..................  $   175,000               175,000
FCB/NC Capital Trust,
   8.05% - 2028 .............................  $    50,000                49,625
                                                                     -----------
                                                                         224,625

BEVERAGE - 2.0%
Canandaigua Brands, Inc.,
   8.625% - 2006 ............................  $   100,000               109,000
Le-Nature's, Inc., 9.00% - 2013 .............  $   200,000               206,000
                                                                     -----------
                                                                         315,000

BUILDING MATERIALS - 1.9%
Building Materials Corporation,
   8.00% - 2008 .............................  $   175,000               161,875
Nortek, Inc., 8.875% - 2008 .................  $   125,000               130,469
                                                                     -----------
                                                                         292,344

CHEMICALS - 1.4%
ISP Holdings, Inc.,
   10.625% - 2009 ...........................  $   200,000               212,500

CONSTRUCTION MACHINERY - 1.7%
Navistar International,
   8.00% - 2008 .............................  $    75,000                75,000
Titan Wheel International, Inc.,
   8.75% - 2007 .............................  $   100,000                63,000
United Rentals, Inc.,
   9.25% - 2009 .............................  $   125,000               123,125
                                                                     -----------
                                                                         261,125

CONSUMER PRODUCTS - 0.3%
Central Garden & Pet Company,
   9.125% - 2013 ............................  $    50,000                53,250

DIVERSIFIED MANUFACTURING - 1.3%
Tyco International Group S.A.,
   5.80% - 2006 .............................  $   200,000               206,500

ELECTRIC - UTILITY - 8.2%
AES Corporation, 10.25% - 2006 ..............  $   250,000               247,500
Calpine Corporation:
   8.75% - 2007 .............................  $   125,000               102,188
   8.50% - 2011 .............................  $    50,000                37,500
CMS Energy Corporation, 7.50% - 2009           $   175,000               173,031
East Coast Power LLC:
   6.737% - 2008 ............................  $    38,149                39,389
   7.066% - 2012 ............................  $    56,347                58,037
Edison Mission Energy,
   10.00% - 2008 ............................  $   200,000               189,000
Mirant Americas General LLC,
   7.625% - 2006 ............................  $   225,000               173,250
PG&E Corporation,
   6.875% - 2008 ............................  $   250,000               259,375
                                                                     -----------
                                                                       1,279,270

ENERGY - INTEGRATED - 1.0%
Petrobras International Finance:
   9.00% - 2008 .............................  $    75,000                82,313
   9.125% - 2013 ............................  $    75,000                74,906
                                                                     -----------
                                                                         157,219

                             See accompanying notes.
--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                      SECURITY HIGH YIELD FUND (CONTINUED)

                                                 PRINCIPAL              MARKET
CORPORATE BONDS (CONTINUED)                       AMOUNT                VALUE
--------------------------------------------------------------------------------
ENTERTAINMENT - 2.5%
Cinemark USA, Inc.,
   9.00% - 2013 ............................   $   100,000           $   108,500
Premier Parks, Inc., 9.75% - 2007 ..........       225,000               222,750
Speedway Motorsports, Inc.,
   6.75% - 2013 ............................        50,000                51,750
                                                                     -----------
                                                                         383,000

ENVIRONMENTAL - 2.6%
Allied Waste North America, Inc.:
   8.875% - 2008 ...........................       150,000               162,750
   10.00% - 2009 ...........................       125,000               132,812
Casella Waste Systems,
   9.75% - 2013 ............................       100,000               106,000
                                                                     -----------
                                                                         401,562

FINANCIAL COMPANIES - 0.6%
Dollar Financial Group, Inc.,
   10.875% - 2006 ..........................       100,000                93,000

FOOD - 2.4%
Dean Foods Company,
   8.15% - 2007 ............................       150,000               166,500
Dole Food Company,
   8.875% - 2011 ...........................        50,000                53,000
Land O'Lakes, Inc., 8.75% - 2011 ...........       200,000               160,000
                                                                     -----------
                                                                         379,500

GAMING - 7.4%
Circus Circus, 6.75% -2003 .................       100,000               100,125
Harrahs Operating Company,
   7.875% - 2005 ...........................       375,000               407,812
Mandalay Resort Group,
   6.70% - 2096 ............................       200,000               202,000
MGM Grand, Inc., 6.95% - 2005 ..............       125,000               130,469
Mirage Resorts, Inc.,
   6.625% - 2005 ...........................       125,000               129,687
Park Place Entertainment Corporation,
   7.875% - 2005 ...........................       175,000               186,594
                                                                     -----------
                                                                       1,156,687

HEALTH CARE - 3.3%
HealthSouth Corporation, Inc.,
   8.50% - 2008 .............................      225,000               177,750
Rural/Metro Corporation,
   7.875% - 2008 ............................      100,000                80,000
Service Corporation International,
   6.00% - 2005 .............................      250,000               251,875
                                                                     -----------
                                                                         509,625

HOME CONSTRUCTION - 2.2%
D.R. Horton, Inc., 8.375% - 2004 ............       75,000                78,656
NVR, Inc., 8.00% - 2005 .....................       50,000                52,000
Standard Pacific Corporation,
   8.50% - 2009 .............................      150,000               159,000
Toll Corporation, 7.75% - 2007 ..............       50,000                51,938
                                                                     -----------
                                                                         341,594

INDEPENDENT - EXPLORATION & PRODUCTION - 5.4%
Arch Western Finance,
   6.75% - 2013 .............................      250,000               256,250
BRL Universal Equipment,
   8.875% - 2008 ............................       75,000                81,375
Chesapeake Energy Corporation,
   8.375% - 2008 ............................      175,000               189,438
Houston Exploration Company,
   7.00% - 2013 .............................       50,000                51,625
Magnum Hunter Resources, Inc.,
   9.60% - 2012 .............................      125,000               137,500
Transmontaigne, Inc.,
   9.125% - 2010 ............................       75,000                79,031
Williams Companies, Inc.,
   8.625% - 2010 ............................       50,000                52,250
                                                                     -----------
                                                                         847,469

INDUSTRIAL OTHER - 3.9%
Corrections Corporation of America,
   7.50% - 2011 .............................       50,000                52,250
Iron Mountain, Inc.:
   8.25% - 2011 .............................      250,000               267,500
   7.75% - 2015 .............................       25,000                26,438
Mobile Mini, Inc., 9.50% - 2013 .............      250,000               258,750
                                                                     -----------
                                                                         604,938

INSURANCE - 0.6%
Genamerica Capital, Inc.,
   8.525% - 2027 ............................       75,000                87,549

LODGING - 5.0%
HMH Properties, Inc.,
   7.875% - 2008 ............................      175,000               177,625
Meristar Hospitality Corporation,
   9.00% - 2008 .............................      225,000               222,187
Starwood Hotels & Resorts Worldwide,
   Inc., 7.375% - 2007 ......................      150,000               157,875
Sun International Hotels,
   8.875% - 2011 ............................      200,000               216,500
                                                                     -----------
                                                                         774,187

                             See accompanying notes.
--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                      SECURITY HIGH YIELD FUND (CONTINUED)

                                                 PRINCIPAL               MARKET
CORPORATE BONDS (CONTINUED)                       AMOUNT                  VALUE
--------------------------------------------------------------------------------
MEDIA - CABLE - 8.0%
Adelphia Communications Corporation:
   9.50% - 2004* ............................  $    17,356           $    10,717
   8.375% - 2008* ...........................      200,000               124,000
Century Communications Corporation,
   9.50% - 2005* ............................      125,000                80,625
Charter Communications Holdings LLC:
   8.625% - 2009 ............................      100,000                72,000
   11.125% - 2011 ...........................      200,000               155,000
CSC Holdings, Inc., 7.25% - 2008 ............      125,000               125,000
Diamond Holdings plc,
   9.125% - 2008 ............................      175,000               162,094
Mediacom, LLC, 9.50% - 2013 .................      200,000               211,500
Shaw Group, Inc., 10.75% - 2010 .............      175,000               175,000
Shaw Communications, Inc.,
   7.25% - 2011 .............................      125,000               134,687
                                                                     -----------
                                                                       1,250,623

MEDIA - NON-CABLE - 3.8%
American Media, Inc.,
   8.875% - 2011 ............................       20,000                21,650
Entercom Radio/Capital,
   7.625% - 2014 ............................       75,000                81,750
Hollinger International Publishing,
   9.00% - 2010 .............................      100,000               107,000
Houghton Mifflin Company:
   8.25% - 2011 .............................      100,000               105,500
   9.875% - 2013 ............................       50,000                54,250
RH Donnelley Financial Corporation,
   10.875% - 2012 ...........................      125,000               145,625
USA Networks, Inc.,
   6.75% - 2005 .............................       75,000                81,764
                                                                     -----------
                                                                         597,539

METALS - 0.4%
AK Steel Corporation,
   7.875% - 2009 ............................       75,000                63,750
Bulong Operations,
   12.50% - 2008* ...........................       75,000                    --
                                                                     -----------
                                                                          63,750

OIL & FIELD SERVICES - 2.4%
Grey Wolf, Inc., 8.875% - 2007 ..............      150,000               154,125
Key Energy Services, Inc.,
   8.375% - 2008 ............................      200,000               217,000
                                                                     -----------
                                                                         371,125

PACKAGING - 1.5%
Owens-Brockway Glass Containers,
   7.75% - 2011 .............................       50,000                52,875
Owens-Illinois, Inc., 8.10% - 2007 ..........      175,000               179,375
                                                                     -----------
                                                                         232,250

PAPER - 1.7%
Cascades, Inc., 7.25% - 2013 ................      250,000               263,125

PHARMACEUTICALS - 1.4%
AdvancePCS, 8.50% - 2008 ....................      200,000               215,000

PIPELINES - 1.2%
Gulfterra Energy Partner,
   6.25% - 2010 .............................       75,000                74,625
Northwest Pipeline Corporation,
   8.125% - 2010 ............................      100,000               107,500
                                                                     -----------
                                                                         182,125

REFINING - 0.6%
Crown Central Petroleum Corporation,
   10.875% - 2005 ...........................      140,000                91,000

RETAILERS - 0.7%
Ames Department Stores, Inc.,
   10.00% - 2006* ...........................      200,000                    --
Zale Corporation, 8.50% - 2007 ..............      100,000               104,250
                                                                     -----------
                                                                         104,250

SERVICES - 0.0%
American Eco Corporation,
   9.625% - 2008* ...........................      125,000                    13

SUPERMARKETS - 2.8%
Fleming Companies, Inc.:
   10.125% - 2008* ..........................      125,000                18,750
   9.875% - 2012* ...........................      100,000                   125
Ingles Markets, Inc.,
   8.875% - 2011 ............................      200,000               201,250
Roundy's, Inc., 8.875% - 2012 ...............      200,000               209,000
                                                                     -----------
                                                                         429,125

TECHNOLOGY - 3.0%
Computer Associates, Inc.,
   6.375% - 2005 ............................      300,000               318,000
Cooperative Computing,
   10.50% - 2011 ............................      150,000               153,750
                                                                     -----------
                                                                         471,750

TELECOMMUNICATIONS - 3.9%
Call-Net Enterprises, Inc.,
   10.625% - 2008 ...........................       23,282                19,324
Exodus Communications, Inc.,
   11.625% - 2010* ..........................      150,000                 5,625
Mastec, Inc., 7.75% - 2008 ..................      225,000               202,500
Nextel Communications:
   9.95% - 2008(1) ..........................      150,000               156,750
   9.375% - 2009 ............................      200,000               214,750
                                                                     -----------
                                                                         598,949

                             See accompanying notes.
--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                      SECURITY HIGH YIELD FUND (CONTINUED)

                                                 PRINCIPAL               MARKET
CORPORATE BONDS (CONTINUED)                       AMOUNT                  VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.7%
Dimon, Inc.:
   8.875% - 2006 ............................   $  50,000            $    50,824
   7.75% - 2013 .............................      50,000                 51,375
                                                                     -----------
                                                                         102,199

TRANSPORTATION - OTHER - 2.1%
Overseas Shipholding Group,
   8.25% - 2013 .............................    100,000                 104,000
Pegasus Aviation Lease Securitization,
   8.42% - 2030* ............................    244,615                      --
Stena AB, 9.625% - 2012 .....................     75,000                  82,406
Teekay Shipping Corporation,
   8.32% - 2008 .............................    135,000                 144,113
                                                                     -----------
                                                                         330,519
                                                                     -----------
   Total corporate bonds - 95.7% .......................              14,894,061

REPURCHASE AGREEMENT - 1.2%
---------------------------
United Missouri Bank, 0.82%, 07-01-03
   (Collateralized by FHLB, 07-09-03
   with a value of $194,000) ................    190,000                 190,000
                                                                     -----------
   Total investments - 98.8% ...........................              15,371,080
   Cash and other assets, less
      liabilities - 1.2% ...............................                 187,043
                                                                     -----------
   Total net assets - 100.0% ...........................             $15,558,123
                                                                     ===========

The identified cost of investments owned at June 30, 2003, was the same for federal income tax and book purposes

*Non-income producing security

(1)Deferred interest obligation currently zero under terms of initial offering.

                             See accompanying notes.
--------------------------------------------------------------------------------

                                    SECURITY
                               MUNICIPAL BOND FUND

                          --------------------
                              SALOMON BROTHERS
                              ------------------------
                                      ASSET MANAGEMENT

                          SUBADVISOR, SALOMON BROTHERS
                             ASSET MANAGEMENT, INC.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2003
(UNAUDITED)

                          SECURITY MUNICIPAL BOND FUND

                                                PRINCIPAL              MARKET
MUNICIPAL BONDS                                  AMOUNT                VALUE
--------------------------------------------------------------------------------
ALASKA - 2.0%
Alaska Industrial Development &
   Exploration, Providence Health
   System, 5.00% - 2009 ....................   $   300,000           $   332,790

CALIFORNIA - 6.2%
Los Angeles County, CA Metro Transit
   Authority, 5.625% - 2018 ................     1,000,000             1,020,130

ILLINOIS - 14.2%
Chicago, IL Board of Education,
   5.75% - 2027 ............................       250,000               275,885
Chicago, IL Midway Airport,
   5.625% - 2029 ...........................       250,000               261,293
Cook County, IL,
   5.625% - 2016 ...........................       275,000               312,004
Illinois Development Finance Authority:
   5.25% - 2012 ............................       220,000               253,075
   0.9863% - 20322 .........................       300,000               300,000
Illinois Educational Facility,
   Northwestern University,
   5.50% - 2013 ............................       225,000               263,102
Winnebago County, IL School District
   No. 122, 0.00% - 2014(1) ................     1,000,000               652,810
                                                                     -----------
                                                                       2,318,169

INDIANA - 3.2%
Indiana Bond Bank,
   5.00% - 2023 ............................       500,000               521,245

KANSAS - 1.7%
Wyandotte County, Kansas City, KS
   Unified Government Utility System,
   5.75% - 2024 ............................       250,000               279,905

MARYLAND - 5.4%
Maryland State Health & Higher
   Education Carroll County General
   Hospital, 6.00% - 2017 ..................       300,000               333,246
Northeast Maryland Waste Disposal
   Authority, 5.50% - 2016 .................       500,000               554,925
                                                                     -----------
                                                                         888,171

MASSACHUSETTS - 4.2%
Massachusetts State Conservation,
   5.50% - 2015 ............................       250,000               296,418
Massachusetts State Water Pollution
   Abatement Trust, 5.75% - 2029 ...........       350,000               391,857
                                                                     -----------
                                                                         688,275

NEVADA - 6.7%
Clark County, NV School District,
   5.50% - 2016 ............................     1,000,000             1,092,070

NEW JERSEY - 6.6%
North Brunswick Township, NJ Board
   of Education, 6.30% - 2013 ..............     1,000,000             1,080,210

NEW YORK - 19.1%
New York, NY City Municipal Water
   Finance Authority, 5.50% - 2023 .........       250,000               265,627
New York, NY Transitional Finance
   Authority, 5.50% - 2017 .................       250,000               283,245
New York State Dorm Authority,
   5.50% - 2012 ............................       750,000               883,792
New York State Local Government
   Assistance Corporation, 6.00% - 2016 ....       205,000               226,103
New York State Mortgage Agency,
   6.125% - 2030 ...........................        85,000                87,456
New York State Urban Development
   Corporation, 5.375% - 2025 ..............       700,000               781,536
Triborough Bridge and Tunnel Authority,
   New York:
   5.50% - 2017 ............................       250,000               297,640
   5.50% - 2017 ............................       250,000               297,640
                                                                     -----------
                                                                       3,123,039

OREGON - 1.7%
Umatilla County, Oregon Hospital
   Facility, 5.00% - 2008 ..................       250,000               274,447

PENNSYLVANIA - 6.9%
Delaware Valley, PA, Regional Financial
   Authority, 5.50% - 2028 .................       500,000               576,850
Philadelphia, PA School District,
   5.50% - 2031 ............................       500,000               543,425
                                                                     -----------
                                                                       1,120,275

PUERTO RICO - 3.6%
Puerto Rico Public Buildings Authority,
   5.25% - 2013 ............................       500,000               582,030

TENNESSEE - 3.6%
Memphis-Shelby County, TN Airport
   Authority, 6.00% - 2024 .................       300,000               328,251
Tennessee Housing Development
   Agency, 6.35% - 2031 ....................       240,000               258,094
                                                                     -----------
                                                                         586,345

                             See accompanying notes.
--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                    SECURITY MUNICIPAL BOND FUND (CONTINUED)

                                               PRINCIPAL              MARKET
MUNICIPAL BONDS (CONTINUED)                      AMOUNT                VALUE
--------------------------------------------------------------------------------
TEXAS - 5.2%
Lower Colorado River Authority, Texas,
   6.00% - 2013 ............................   $250,000              $   296,612
North Harris Montgomery Community
   College, 5.375% - 2016 ..................    500,000                  558,990
                                                                     -----------
                                                                         855,602

WASHINGTON - 6.0%
Energy Northwest Washington Electric,
   6.00% - 2016 ............................    500,000                  585,285
Seattle, WA, 5.75% - 2028 ..................    250,000                  279,122
Washington State, 5.50% - 2018 .............    100,000                  117,668
                                                                     -----------
                                                                         982,075
                                                                     -----------
   Total municipal bonds - 96.3% .......................              15,744,778
   Cash and other assets, less
     liabilities - 3.7% ................................                 611,585
                                                                     -----------
   Total net assets - 100.0% ...........................             $16,356,363
                                                                     ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

(1) Original issue discount bond under terms of initial offering.

(2) Variable rate security. Rate indicated is rate effective June 30, 2003.

                             See accompanying notes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    SECURITY
                                    CASH FUND

                      [LOGO OF SECURITY FUNDS (R)] SECURITY
                                                   FUNDS

                                ADVISOR, SECURITY
                             MANAGEMENT COMPANY, LLC

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

JUNE 30, 2003
(UNAUDITED)

                               SECURITY CASH FUND

                                                    PRINCIPAL          MARKET
COMMERCIAL PAPER                                      AMOUNT            VALUE
--------------------------------------------------------------------------------
BEVERAGES - 3.8%
COCA-COLA COMPANY,
   1.21%, 07-17-03 ..........................      $ 2,500,000       $ 2,498,655

ELECTRIC UTILITIES - 3.0%
Florida Power & Light Company,
   1.00%, 07-07-03 ..........................        2,000,000         1,999,667

NATURAL GAS - 3.0%
New Jersey Natural Gas Company,
   1.23%, 08-13-03 ..........................        2,000,000         1,997,062

PHARMACEUTICALS - 4.2%
Schering Corporation:
   1.23%, 07-15-03 ..........................        1,500,000         1,499,282
   1.22%, 07-18-03 ..........................        1,300,000         1,299,251
                                                                     -----------
                                                                       2,798,533

PUBLISHING - 3.2%
McGraw-Hill Companies, Inc.,
   1.16%, 08-26-03 ..........................        2,100,000         2,096,211

TELECOMMUNICATIONS - 3.4%
Verizon Network Funding Corporation:
   1.18%, 07-24-03 ..........................        1,300,000         1,299,020
   1.00%, 08-12-03 ..........................        1,000,000           998,833
                                                                     -----------
                                                                       2,297,853
                                                                     -----------
   Total commercial paper - 20.6% ............................        13,687,981

U.S. GOVERNMENT & AGENCIES
--------------------------
FEDERAL FARM CREDIT BANK - 6.9%
   1.18%, 07-11-03 ..........................        1,600,000         1,599,475
   1.19%, 07-11-03 ..........................        2,500,000         2,499,174
   1.30%, 10-28-03 ..........................          450,000           448,066
                                                                     -----------
                                                                       4,546,715

FEDERAL HOME LOAN BANK - 3.7%
   1.17%, 08-01-03 ..........................        1,500,000         1,498,489
   1.20%, 08-13-03 ..........................        1,000,000           998,567
                                                                     -----------
                                                                       2,497,056

FEDERAL HOME LOAN MORTGAGE COMPANY - 20.6%
   1.13%, 07-08-03 ..........................        1,200,000         1,199,736
   1.16%, 07-08-03 ..........................        1,700,000         1,699,617
   1.17%, 07-29-03 ..........................        1,400,000         1,398,726
   0.89%, 08-11-03 ..........................        4,400,000         4,395,540
   0.96%, 08-12-03 ..........................        1,600,000         1,598,208
   0.89%, 09-25-03 ..........................        2,300,000         2,295,110
   1.42%, 12-04-03 ..........................        1,100,000         1,093,231
                                                                     -----------
                                                                      13,680,168

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 42.0%
   1.23%, 07-02-03 ..........................        3,200,000         3,199,891
   1.25%, 07-09-03 ..........................        2,500,000         2,499,305
   1.16%, 07-16-03 ..........................        1,300,000         1,299,372
   1.15%, 07-25-03 ..........................        1,600,000         1,598,773
   1.17%, 07-25-03 ..........................        1,366,000         1,364,935
   0.90%, 07-31-03 ..........................        1,400,000         1,398,950
   1.17%, 08-22-03 ..........................        1,100,000         1,096,997
   1.25%, 08-22-03 ..........................        3,200,000         3,195,366
   1.165%, 08-27-03 .........................        2,300,000         2,295,757
   1.20%, 09-03-03 ..........................        2,700,000         2,694,240
   1.30%, 09-22-03 ..........................          100,000            99,700
   0.97%, 9-24-03 ...........................        1,600,000         1,596,336
   0.89%, 10-15-03 ..........................        1,445,000         1,441,213
   1.33%, 10-17-03 ..........................        1,500,000         1,494,015
   1.40%, 11-14-03 ..........................        2,600,000         2,586,249
                                                                     -----------
                                                                      27,861,099

STUDENT LOAN MORTGAGE ASSOCIATION - 1.3%
   1.40%, 07-25-03(1,2) .....................           29,289            29,289
   1.40%, 07-25-03(1,2) .....................          376,242           376,242
   1.58%, 07-02-03(1,2) .....................          435,570           436,913
                                                                     -----------
                                                                         842,444

SMALL BUSINESS ASSOCIATION POOLS - 2.7%
   #501927, 2.50%, 07-01-03(1,2) ............          905,533           914,080
   #502398, 1.875%, 07-01-03(1,2) ...........           56,220            56,431
   #503152, 1.875%, 07-01-03(1,2) ...........          263,701           263,700
   #503265, 1.75%, 07-01-03(1,2) ............          215,688           215,148
   #503303, 1.75%, 07-01-03(1,2) ............          152,420           152,516
   #503295, 1.75%, 07-01-03(1,2) ............          170,005           170,112
                                                                     -----------
                                                                       1,771,987
                                                                     -----------
   Total U.S. government & agencies - 77.2% ..................        51,199,469

MISCELLANEOUS ASSETS
--------------------
FUNDING AGREEMENTS - 1.5%
United of Omaha Life Insurance Company,
   1.42%, 07-01-03(1, 3) ....................        1,000,000         1,000,000

REPURCHASE AGREEMENT - 0.7%
---------------------------
United Missouri Bank, 0.82%, 07-01-03
   (Collateralized by FHLB, 07-09-03
   with a value of $465,000) ................          455,000           455,000
                                                                     -----------
   Total investments - 100.0% ...............                         66,342,450
   Cash & other assets, less
     liabilities - 0.0% .....................                             41,766
                                                                     -----------
   Total net assets - 100.0% ................                        $66,384,216
                                                                     ===========

The identified cost of investments owned at June 30, 2003 was the same for federal income tax and financial statement purposes.

(1) Variable rate security. Rate indicated is rate effective at June 30, 2003.

(2) Date indicated is next coupon reset date of security rather than maturity date.

(3) Date indicated is next put date of security rather than maturity date.

                             See accompanying notes.
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2003
(UNAUDITED)

                                                                                  SECURITY INCOME FUND
                                                                               ---------------------------
                                                                   SECURITY       DIVERSIFIED         HIGH          SECURITY
                                                                MUNICIPAL BOND      INCOME           YIELD            CASH
                                                                     FUND            FUND             FUND            FUND
ASSETS
Investments, at value(1) ..................................       $15,744,778     $101,216,716     $15,371,080     $66,342,450
Cash ......................................................            60,478               --              --         162,461
Receivables:
  Fund shares sold ........................................           310,000               95              --              --
  Securities sold .........................................                --               --         397,500          14,607
  Dividends ...............................................                --               --           2,599              --
  Interest ................................................           239,245        1,087,801         321,277          10,030
  Security Management Company .............................             3,397            1,388              --           3,237
Prepaid expense ...........................................            19,826           24,814          17,298          24,379
                                                                  -----------     ------------     -----------     -----------
     Total assets .........................................       $16,377,724     $102,330,814     $16,109,754     $66,557,164
                                                                  -----------     ------------     -----------     -----------

LIABILITIES
Cash overdraft ............................................       $        --     $     53,650     $    50,938     $        --
Payable for:
  Securities purchased ....................................                --               --         399,397              --
  Fund shares redeemed ....................................                --          184,190          77,898          95,152
  Dividends payable to shareholders .......................                --               --              --          12,279
  Management fees .........................................             6,774           29,721           7,551          28,062
  Custodian fees ..........................................               425            1,791             995           1,634
  Transfer and administration fees ........................             2,362           24,777           2,947          25,220
  Professional fees .......................................             3,003            4,328           2,845           3,574
  12b-1 distribution plan fees ............................             4,135           38,733           7,996              --
  Miscellaneous fees ......................................             4,662            5,164           1,064           7,027
                                                                  -----------     ------------     -----------     -----------
     Total liabilities ....................................            21,361          342,354         551,631         172,948
                                                                  -----------     ------------     -----------     -----------
NET ASSETS ................................................       $16,356,363     $101,988,460     $15,558,123     $66,384,216
                                                                  ===========     ============     ===========     ===========

NET ASSETS CONSIST OF:
Paid in capital ...........................................       $15,578,222     $103,666,081     $18,135,436     $66,384,216
Accumulated undistributed net investment income (loss) ....               493         (105,907)          6,551              --
Accumulated undistributed net realized gain (loss)
  on sale of investments ..................................          (470,592)      (8,255,138)     (2,033,035)             --
Net unrealized appreciation (depreciation)
  in value of investments .................................         1,248,240        6,683,424        (550,829)             --
                                                                  -----------     ------------     -----------     -----------
Total net assets ..........................................       $16,356,363     $101,988,460     $15,558,123     $66,384,216
                                                                  ===========     ============     ===========     ===========

CLASS "A" SHARES
Capital shares outstanding ................................         1,419,055       14,876,740         635,250      66,384,216
Net assets ................................................       $15,156,488     $ 73,990,566     $ 7,436,440     $66,384,216
                                                                  -----------     ------------     -----------     -----------
Net asset value per share .................................            $10.68            $4.97          $11.71           $1.00
                                                                  ===========     ============     ===========     ===========
Offering price per share
  (net asset value divided by 95.25%) .....................            $11.21            $5.22          $12.29              --
                                                                  ===========     ============     ===========     ===========

CLASS "B" SHARES
Capital shares outstanding ................................           112,154        4,305,872         546,211              --
Net assets ................................................       $ 1,199,875     $ 21,330,879     $ 6,375,241              --
                                                                  -----------     ------------     -----------     -----------
Net asset value per share .................................            $10.70            $4.95          $11.67              --
                                                                  ===========     ============     ===========     ===========

CLASS "C" SHARES
Capital shares outstanding ................................                --        1,347,630         148,990              --
Net assets ................................................                --     $  6,667,015     $ 1,746,442              --
                                                                  -----------     ------------     -----------     -----------
Net asset value per share .................................                --            $4.95          $11.72              --
                                                                  ===========     ============     ===========     ===========

(1)Investments at cost ....................................       $14,496,538     $ 94,533,292     $15,921,909     $66,342,450

                             See accompanying notes.
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
(UNAUDITED)

                                                                                   SECURITY INCOME FUND
                                                                                ---------------------------
                                                                    SECURITY       DIVERSIFIED         HIGH          SECURITY
                                                                 MUNICIPAL BOND      INCOME           YIELD            CASH
                                                                      FUND            FUND             FUND            FUND
INVESTMENT INCOME:
  Dividends ...............................................        $      --      $        --      $    14,118      $     --
  Interest ................................................          381,699        2,608,206          574,906       470,758
                                                                   ---------      -----------      -----------      --------
    Total investment income ...............................          381,699        2,608,206          589,024       470,758

EXPENSES:
  Management fees .........................................           40,234          175,477           40,823       183,084
  Custodian fees ..........................................            1,219            4,445            2,066         3,349
  Transfer/maintenance fees ...............................            7,098          119,438            9,349       155,154
  Administration fees .....................................            7,242           45,123            6,124        16,478
  Directors' fees .........................................            6,841            1,200              152         6,987
  Professional fees .......................................            2,407            5,606            3,508         3,276
  Reports to shareholders .................................              898            5,649              852         4,131
  Registration fees .......................................           15,582           20,571           15,064        21,476
  Other expenses ..........................................              923            2,463              486         2,071
  12b-1 distribution plan fees - Class A ..................           18,467           91,213            8,729            --
  12b-1 distribution plan fees - Class B ..................            6,598          107,529           27,037            --
  12b-1 distribution plan fees - Class C ..................               --           28,982            6,085            --
                                                                   ---------      -----------      -----------      --------
    Total expenses ........................................          107,509          607,696          120,275       396,006
       Less: Reimbursement of expenses - Class A ..........          (20,667)         (22,895)              --       (29,838)
              Reimbursement of expenses - Class B .........           (1,904)          (7,195)              --            --
              Reimbursement of expenses - Class C .........               --           (1,886)              --            --
                                                                   ---------      -----------      -----------      --------
    Net expenses ..........................................           84,938          575,720          120,275       366,168
                                                                   ---------      -----------      -----------      --------
       Net investment income ..............................          296,761        2,032,486          468,749       104,590

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on
    investments ...........................................          214,819          138,446         (508,279)           --
Net change in unrealized appreciation (depreciation)
    during the period on investments ......................          (70,731)       1,417,719        1,804,045            --
                                                                   ---------      -----------      -----------      --------
Net gain (loss) ...........................................          144,088        1,556,165        1,295,766            --
                                                                   ---------      -----------      -----------      --------
Net increase (decrease) in net assets
    resulting from operations .............................        $ 440,849      $ 3,588,651      $ 1,764,515      $104,590
                                                                   =========      ===========      ===========      ========

                             See accompanying notes.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
(UNAUDITED)

                                                                                   SECURITY INCOME FUND
                                                                                ---------------------------
                                                                    SECURITY        DIVERSIFIED         HIGH           SECURITY
                                                                 MUNICIPAL BOND       INCOME           YIELD             CASH
                                                                      FUND             FUND             FUND             FUND
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .....................................      $   296,761      $  2,032,486      $   468,749      $   104,590
Net realized gain (loss)
  during the period on investments ........................          214,819           138,446         (508,279)              --
Net change in unrealized appreciation
  (depreciation) during the period ........................          (70,731)        1,417,719        1,804,045               --
                                                                 -----------      ------------      -----------      -----------
Net increase (decrease) in net assets
  resulting from operations ...............................          440,849         3,588,651        1,764,515          104,590

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
   Class A ................................................         (299,739)       (1,517,287)        (251,585)        (104,590)
   Class B ................................................          (21,361)         (359,044)        (177,345)              --
   Class C ................................................               --           (96,549)         (39,840)              --
                                                                 -----------      ------------      -----------      -----------
   Total distributions to shareholders ....................         (321,100)       (1,972,880)        (468,770)        (104,590)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 5) .............................           39,464         6,617,301        3,283,012       (3,295,248)
                                                                 -----------      ------------      -----------      -----------
   Total increase (decrease) in net assets ................          159,213         8,233,072        4,578,757       (3,295,248)

NET ASSETS:
Beginning of period .......................................       16,197,150        93,755,388       10,979,366       69,679,464
                                                                 -----------      ------------      -----------      -----------
End of period .............................................      $16,356,363      $101,988,460      $15,558,123      $66,384,216
                                                                 ===========      ============      ===========      ===========
Accumulated undistributed
  net investment income (loss) at end of period ...........      $       493         ($105,907)     $     6,551      $        --
                                                                 ===========      ============      ===========      ===========

                             See accompanying notes.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
DECEMBER 31, 2002

                                                                                   SECURITY INCOME FUND
                                                                                ---------------------------
                                                                    SECURITY       DIVERSIFIED         HIGH          SECURITY
                                                                 MUNICIPAL BOND      INCOME           YIELD            CASH
                                                                      FUND            FUND             FUND            FUND
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income .....................................      $   700,466      $ 4,125,837      $   747,405      $   552,428
Net realized gain (loss)
  during the period on investments ........................          197,710         (250,291)        (391,521)              --
Net change in unrealized appreciation
  (depreciation) during the period ........................          661,383        3,601,677         (581,605)              --
                                                                 -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
  resulting from operations ...............................        1,559,559        7,477,223         (225,721)         552,428

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ...............................................         (621,432)      (3,347,304)        (438,456)        (552,428)
    Class B ...............................................          (58,682)        (781,277)        (289,368)              --
    Class C ...............................................               --         (170,715)         (31,132)              --
  Net realized gain
    Class A ...............................................         (173,587)              --               --               --
    Class B ...............................................          (18,662)              --               --               --
    Class C ...............................................               --               --               --               --
                                                                 -----------      -----------      -----------      -----------
    Total distributions to shareholders ...................         (872,363)      (4,299,296)        (758,956)        (552,428)

NET INCREASE (DECREASE) FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 5) .............................       (1,927,877)      15,939,016        1,445,733        2,041,757
                                                                 -----------      -----------      -----------      -----------
    Total increase (decrease) in net assets ...............       (1,240,681)      19,116,943          461,056        2,041,757

NET ASSETS:
Beginning of period .......................................       17,437,831       74,638,445       10,518,310       67,637,707
                                                                 -----------      -----------      -----------      -----------
End of period .............................................      $16,197,150      $93,755,388      $10,979,366      $69,679,464
                                                                 ===========      ===========      ===========      ===========
Accumulated undistributed
  net investment income (loss) at end of period ...........          $24,832        ($165,513)          $6,572               --
                                                                 ===========      ===========      ===========      ===========

                             See accompanying notes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY MUNICIPAL BOND FUND (CLASS A)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                          -----------------------------------------------------------------------------------------
                                          2003(b)(c)(j)    2002(b)(c)     2001(b)(c)     2000(b)(c)    1999(b)(c)(d)  1998(b)(c)(d)
                                          -------------    ----------     ----------     ----------    -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....      $10.60          $10.15         $10.20          $9.48           $10.24        $10.08

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................        0.20            0.45           0.43           0.45             0.42          0.43
Net Gain (Loss) on Securities
   (realized and unrealized) ...........        0.09            0.55          (0.05)          0.72            (0.76)         0.17
                                              ------          ------         ------         ------           ------        ------
Total from Investment Operations .......        0.29            1.00           0.38           1.17            (0.34)         0.60

LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) .............................       (0.21)          (0.43)         (0.43)         (0.45)           (0.42)        (0.44)
Distributions (from Realized Gains) ....          --           (0.12)            --             --               --            --
                                              ------          ------         ------         ------           ------        ------
   Total Distributions .................       (0.21)          (0.55)         (0.43)         (0.45)           (0.42)        (0.44)
                                              ------          ------         ------         ------           ------        ------
NET ASSET VALUE END OF PERIOD ..........      $10.68          $10.60         $10.15         $10.20            $9.48        $10.24
                                              ======          ======         ======         ======           ======        ======
TOTAL RETURN (a) .......................        2.8%           10.1%           3.8%          12.7%            (3.5%)         6.1%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...     $15,156         $14,567        $15,672        $16,679          $17,630       $19,012
Ratio of Expenses
   to Average Net Assets ...............       1.00%           1.00%          0.99%          1.00%            1.01%         0.82%
Ratio of Net Investment Income
   to Average Net Assets ...............       3.77%           4.09%          4.20%          4.60%            4.19%         4.23%
Portfolio Turnover Rate ................         77%             50%            54%            52%             108%           94%

--------------------------------------------------------------------------------
SECURITY MUNICIPAL BOND FUND (CLASS B)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                          -----------------------------------------------------------------------------------------
                                          2003(b)(c)(j)    2002(b)(c)     2001(b)(c)     2000(b)(c)    1999(b)(c)(d)  1998(b)(c)(d)
                                          -------------    ----------     ----------     ----------    -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....      $10.62          $10.16         $10.22          $9.50           $10.26        $10.08

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................        0.16            0.36           0.35           0.38             0.34          0.31
Net Gain (Loss) on Securities
   (realized and unrealized) ...........        0.10            0.57          (0.05)          0.71            (0.76)         0.17
                                              ------          ------         ------         ------           ------        ------
Total from Investment Operations .......        0.26            0.93           0.30           1.09            (0.42)         0.48

LESS DISTRIBUTIONS:
Dividends (from Net Investment
   Income) .............................       (0.18)          (0.35)         (0.36)         (0.37)           (0.34)        (0.30)
Distributions (from Realized Gains) ....          --           (0.12)            --             --               --            --
                                              ------          ------         ------         ------           ------        ------
   Total Distributions .................       (0.18)          (0.47)         (0.36)         (0.37)           (0.34)        (0.30)
                                              ------          ------         ------         ------           ------        ------
NET ASSET VALUE END OF PERIOD ..........      $10.70          $10.62         $10.16         $10.22            $9.50        $10.26
                                              ======          ======         ======         ======           ======        ======
TOTAL RETURN (a) .......................        2.4%            9.4%           2.9%          11.8%            (4.2%)         4.8%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...      $1,200          $1,630         $1,766         $1,605           $1,661        $1,367
Ratio of Expenses
   to Average Net Assets ...............       1.75%           1.75%          1.74%          1.75%            1.76%         2.01%
Ratio of Net Investment Income
   to Average Net Assets ...............       3.02%           3.34%          3.45%          3.85%            3.45%         3.04%
Portfolio Turnover Rate ................         77%             50%            54%            52%             108%           94%

                             See accompanying notes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME FUND (CLASS A)

                                                                    FISCAL YEARS ENDED DECEMBER 31
                                          -----------------------------------------------------------------------------------------
                                          2003(b)(c)(j)    2002(b)(c)   2001(b)(c)(h)  2000(b)(c)(e)   1999(b)(c)(g)  1998(b)(c)(g)
                                          -------------    ----------   -------------  -------------   -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....       $4.90           $4.73          $4.66          $4.52             $4.96         $4.81

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................        0.10            0.24           0.26           0.28              0.26          0.27
Net Gain (Loss) on Securities
  (realized & unrealized) ..............        0.07            0.18           0.07           0.14             (0.44)         0.16
                                               -----           -----          -----          -----             -----         -----
Total from Investment Operations .......        0.17            0.42           0.33           0.42             (0.18)         0.43

LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) ..............................       (0.10)          (0.25)         (0.26)         (0.28)            (0.26)        (0.28)
Distributions (from Capital Gains) .....          --              --             --             --                --            --
                                               -----           -----          -----          -----             -----         -----
   Total Distributions .................       (0.10)          (0.25)         (0.26)         (0.28)            (0.26)        (0.28)
                                               -----           -----          -----          -----             -----         -----
NET ASSET VALUE END OF PERIOD ..........       $4.97           $4.90          $4.73          $4.66             $4.52         $4.96
                                               =====           =====          =====          =====             =====         =====
TOTAL RETURN (a) .......................        3.5%            9.0%           7.3%           9.7%             (3.6%)         9.1%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...     $73,991         $68,489        $59,168        $63,293           $12,723       $12,664
Ratio of Expenses
   to Average Net Assets ...............       0.95%           0.95%          0.95%          0.96%             0.87%         0.93%
Ratio of Net Investment Income
   to Average Net Assets ...............       4.28%           4.98%          5.57%          6.18%             5.58%         5.62%
Portfolio Turnover Rate ................         41%             33%            38%            71%               65%           78%

--------------------------------------------------------------------------------
DIVERSIFIED INCOME FUND (CLASS B)

                                                                   FISCAL YEARS ENDED DECEMBER 31
                                          ------------------------------------------------------------------------------------------
                                          2003(b)(c)(j)   2002(b)(c)  2001(b)(c)(d)(h)  2000(b)(c)(e)   1999(b)(c)(g)  1998(b)(c)(g)
                                          -------------   ----------  ----------------  -------------   -------------  -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....       $4.88          $4.71          $4.65          $4.51             $4.95         $4.80

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................        0.08           0.20           0.22           0.23              0.22          0.22
Net Gain (Loss) on Securities
  (realized & unrealized) ..............        0.07           0.18           0.07           0.16             (0.44)         0.16
                                               -----          -----          -----          -----             -----         -----
Total from Investment Operations .......        0.15           0.38           0.29           0.39             (0.22)         0.38

LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) ..............................       (0.08)         (0.21)         (0.23)         (0.25)            (0.22)        (0.23)
Distributions (from Capital Gains) .....          --             --             --             --                --            --
                                               -----          -----          -----          -----             -----         -----
   Total Distributions .................       (0.08)         (0.21)         (0.23)         (0.25)            (0.22)        (0.23)
                                               -----          -----          -----          -----             -----         -----
NET ASSET VALUE END OF PERIOD ..........       $4.95          $4.88          $4.71          $4.65             $4.51         $4.95
                                               =====          =====          =====          =====             =====         =====
TOTAL RETURN (a) .......................        3.1%           8.3%           6.4%           8.9%             (4.6%)         8.0%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...     $21,331        $20,365        $13,685        $13,850            $2,356        $3,668
Ratio of Expenses
   to Average Net Assets ...............       1.70%          1.70%          1.70%          1.71%             1.85%         1.85%
Ratio of Net Investment Income
    to Average Net Assets ..............       3.53%          4.22%          4.83%          5.40%             4.55%         4.66%
Portfolio Turnover Rate ................         41%            33%            38%            71%               65%           78%

                             See accompanying notes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVERSIFIED INCOME FUND (CLASS C)

                                                                   FISCAL YEAR ENDED DECEMBER 31
                                              -------------------------------------------------------------------
                                              2003(b)(c)(j)     2002(b)(c)(i)     2001(b)(c)(h)     2000(b)(c)(f)
                                              -------------     -------------     -------------    --------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......       $4.87              $4.70             $4.65           $4.42

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .....................        0.08               0.19              0.21            0.21
Net Gain (Loss) on Securities
    (realized & unrealized) ...............        0.08               0.19              0.08            0.19
                                                  -----              -----             -----           -----
Total from Investment Operations ..........        0.16               0.38              0.29            0.40

LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .................................       (0.08)             (0.21)            (0.24)          (0.17)
Distributions (from Capital Gains) ........          --                 --                --              --
                                                  -----              -----             -----           -----
  Total Distributions .....................       (0.08)             (0.21)            (0.24)          (0.17)
                                                  -----              -----             -----           -----
NET ASSET VALUE END OF PERIOD .............       $4.95              $4.87             $4.70           $4.65
                                                  =====              =====             =====           =====
TOTAL RETURN (a) ..........................        3.3%               8.3%              6.3%            7.9%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......      $6,667             $4,901            $1,760            $442
Ratio of Expenses to Average Net Assets ...       1.70%              1.70%             1.69%           1.67%
Ratio of Net Investment Income
  to Average Net Assets ...................       3.52%              4.18%             4.84%           5.32%
Portfolio Turnover Rate ...................         41%                33%               38%             40%

                             See accompanying notes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD FUND (CLASS A)

                                                                  FISCAL YEARS ENDED DECEMBER 31
                                             ----------------------------------------------------------------------------
                                             2003(c)(j)    2002(c)   2001(b)(c)(h)   2000(b)(c)   1999(b)(c)   1998(b)(c)
                                             ----------    -------   -------------   ----------  -----------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .....      $10.66       $11.68       $12.14       $13.65        $15.05        $15.71

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...................        0.40         0.81         1.06         1.10          1.25          1.22
Net Gain (Loss) on Securities
  (realized & unrealized) ...............        1.05        (1.00)       (0.47)       (1.50)        (1.32)        (0.47)
                                               ------       ------       ------       ------        ------        ------
Total from Investment Operations ........        1.45        (0.19)        0.59        (0.40)        (0.07)         0.75

LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) ...............................       (0.40)       (0.83)       (1.05)       (1.11)        (1.18)        (1.22)
Distributions (from Realized Gains) .....          --           --           --           --         (0.15)        (0.19)
                                               ------       ------       ------       ------        ------        ------
  Total Distributions ...................       (0.40)       (0.83)       (1.05)       (1.11)        (1.33)        (1.41)
                                               ------       ------       ------       ------        ------        ------
NET ASSET VALUE END OF PERIOD ...........      $11.71       $10.66       $11.68       $12.14        $13.65        $15.05
                                               ======       ======       ======       ======        ======        ======
TOTAL RETURN (a) ........................       13.9%        (1.7%)        4.9%        (3.0%)        (0.5%)         5.0%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ....      $7,436       $6,009       $5,919       $6,612        $6,328        $5,781
Ratio of Expenses
  to Average Net Assets .................       1.41%        1.48%        1.09%        0.79%         0.72%         0.76%
Ratio of Net Investment Income
  to Average Net Assets .................       7.30%        7.31%        8.80%        8.62%         8.17%         7.96%
Portfolio Turnover Rate .................         61%          80%          65%          28%           36%          103%

--------------------------------------------------------------------------------
HIGH YIELD FUND (CLASS B)

                                                                     FISCAL YEARS ENDED DECEMBER 31
                                              ----------------------------------------------------------------------------
                                              2003(c)(j)    2002(c)   2001(b)(c)(h)   2000(b)(c)   1999(b)(c)   1998(b)(c)
                                              ----------    -------   -------------   ----------   ----------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......     $10.63       $11.65       $12.11       $13.62        $15.02        $15.68

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .....................       0.35         0.73         0.96         1.00          1.06          1.10
Net Gain (Loss) on Securities
  (realized & unrealized) .................       1.05        (1.01)       (0.47)       (1.50)        (1.25)        (0.47)
                                                ------       ------       ------       ------        ------        ------
Total from Investment Operations ..........       1.40        (0.28)        0.49        (0.50)        (0.19)         0.63

LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .................................      (0.36)       (0.74)       (0.95)       (1.01)        (1.06)        (1.10)
Distributions (from Realized Gains) .......         --           --           --           --         (0.15)        (0.19)
                                                ------       ------       ------       ------        ------        ------
  Total Distributions .....................      (0.36)       (0.74)       (0.95)       (1.01)        (1.21)        (1.29)
                                                ------       ------       ------       ------        ------        ------
NET ASSET VALUE END OF PERIOD .............     $11.67       $10.63       $11.65       $12.11        $13.62        $15.02
                                                ======       ======       ======       ======        ======        ======
TOTAL RETURN (a) ..........................      13.4%        (2.4%)        4.1%        (3.8%)        (1.3%)         4.2%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......     $6,375       $4,450       $4,231       $3,914        $4,469        $4,236
Ratio of Expenses to Average Net Assets ...      2.16%        2.23%        1.90%        1.51%         1.53%         1.53%
Ratio of Net Investment Income
  to Average Net Assets ...................      6.53%        6.56%        7.98%        7.77%         7.35%         7.17%
Portfolio Turnover Rate ...................        61%          80%          65%          28%           36%          103%

                             See accompanying notes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

HIGH YIELD FUND (CLASS C)

                                                             FISCAL YEARS ENDED DECEMBER 31
                                               ---------------------------------------------------------------
                                               2003(c)(j)     2002(c)         2001(b)(c)(h)      2000(b)(c)(f)
                                               ----------     -------         -------------      -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .......      $10.67        $11.69             $12.16              $12.90

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .....................        0.34          0.73               0.81                0.62
Net Gain (Loss) on Securities
  (realized & unrealized) .................        1.07         (1.01)             (0.33)              (0.69)
                                                 ------        ------             ------              ------
Total from Investment Operations ..........        1.41         (0.28)              0.48               (0.07)

LESS DISTRIBUTIONS:
Dividends (from Net Investment
  Income) .................................       (0.36)        (0.74)             (0.95)              (0.67)
Distributions (from Capital Gains) ........          --            --                 --                  --
                                                 ------        ------             ------              ------
Total Distributions .......................       (0.36)        (0.74)             (0.95)              (0.67)
                                                 ------        ------             ------              ------
NET ASSET VALUE END OF PERIOD .............      $11.72        $10.67             $11.69              $12.16
                                                 ======        ======             ======              ======
TOTAL RETURN (a) ..........................       13.4%         (2.4%)              4.0%               (1.2%)

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ......      $1,746          $520               $368                 $50
Ratio of Expenses to Average Net Assets ...       2.15%         2.24%              2.11%               1.58%
Ratio of Net Investment Income
  to Average Net Assets ...................       6.47%         6.60%              7.60%               8.05%
Portfolio Turnover Rate ...................         61%           80%                65%                 39%

                             See accompanying notes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CASH FUND

                                                                         FISCAL YEARS ENDED DECEMBER 31
                                              -------------------------------------------------------------------------------------
                                              2003(b)(c)(j)     2002(b)(c)      2001(b)(c)     2000(c)      1999(c)      1998(c)(d)
                                              -------------     ----------      ----------     -------      -------      ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .....         1.00             $1.00           $1.00         $1.00        $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ...................           --              0.01            0.03          0.05         0.04          0.05
Net Gain (Loss) on Securities
  (realized & unrealized) ...............           --                --              --            --           --            --
                                                 -----             -----           -----         -----        -----         -----
Total from Investment Operations ........           --              0.01            0.03          0.05         0.04          0.05

LESS DISTRIBUTIONS:
Dividends (from Net Investment Income) ..           --             (0.01)          (0.03)        (0.05)       (0.04)        (0.05)
Distributions (from Realized Gains) .....           --                --              --            --           --            --
                                                 -----             -----           -----         -----        -----         -----
  Total Distributions ...................           --             (0.01)          (0.03)        (0.05)       (0.04)        (0.05)
                                                 -----             -----           -----         -----        -----         -----
NET ASSET VALUE END OF PERIOD ...........        $1.00             $1.00           $1.00         $1.00        $1.00         $1.00
                                                 =====             =====           =====         =====        =====         =====
TOTAL RETURN (a) ........................         0.1%              0.9%            3.2%          5.6%         4.4%          4.7%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ....      $66,384           $69,679         $67,638       $62,472      $53,137       $61,828
Ratio of Expenses
  to Average Net Assets .................        1.00%             1.00%           1.00%         0.98%        0.86%         0.89%
Ratio of Net Investment Income
  to Average Net Assets .................        0.29%             0.84%           3.08%         5.48%        4.30%         4.60%

(a) Total return information does not take into account any charges paid at time of purchase or contingent deferred sales charges paid at time of redemption.

(b) Fund expenses were reduced by reimbursement from the Investment Manager. Expense ratios absent such reimbursements would have been as follows:

                                                     2003       2002        2001       2000         1999        1998
                                                     ----       ----        ----       ----         ----        ----
Municipal Bond Fund                     Class A      1.28%      1.26%       1.17%      1.16%        1.14%       0.82%
                                        Class B      2.04%      2.01%       1.93%      1.96%        2.19%       2.18%
Diversified Income Fund                 Class A      1.01%      1.02%       1.04%      1.19%        1.37%       1.43%
                                        Class B      1.77%      1.77%       1.79%      2.02%        2.36%       3.03%
                                        Class C      1.77%      1.77%       1.79%      1.84%          --          --
High Yield Fund                         Class A        --         --        1.42%      1.39%        1.32%       1.36%
                                        Class B        --         --        2.21%      1.84%        2.13%       2.13%
                                        Class C        --         --        2.25%      2.02%          --          --
Cash Fund                                            1.09%      1.07%       1.01%        --           --          --

(c) Net investment income was computed using the average month-end shares outstanding throughout the period.

(d) Expense ratios, including reimbursements, were calculated without the reduction for custodian fees earning credits. Expense ratios with such reductions would have been as follows:

                                                      2003       2002       2001        2000        1999        1998
                                                      ----       ----       ----        ----        ----        ----
Municipal Bond Fund                    Class A         --         --          --         --         1.00%       0.82%
                                       Class B         --         --          --         --         1.75%       2.00%
Diversified Income Fund                Class B         --         --        1.70%        --           --          --
Cash Fund                                              --         --          --         --           --        0.89%

(e) Portfolio turnover calculation excludes the portfolio investments in the Limited Maturity Fund and Corporate Bond Fund prior to merger.

(f) Class C shares were initially offered for sale on May 1, 2000 for Security High Yield Fund and Diversified Income Fund.
    Percentage amounts for the period, except for total return, have been annualized.

(g) The financial highlights for the Diversified Income Fund as set forth herein exclude the historical financial highlights of the Corporate Bond Fund and Limited Maturity Bond Fund Class Aand B shares. The assets of the Corporate Bond Fund and Limited Maturity Bond Fund were acquired by the Diversified Income Fund on April 30, 2000.

(h) As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended December 31, 2001, was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.01% to 0.18%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(i) The financial highlights for the Class C shares exclude the historical financial highlights of the Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(j) Unaudited figures for the six months ended June 30, 2003. Percentage amounts for the period, except total return, have been annualized.

                             See accompanying notes.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2003
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    Security Income Fund, Security Municipal Bond Fund and Security Cash Fund (the Funds) are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. The shares of Security Income Fund are currently issued in multiple series, with each series, in effect, representing a separate fund. The Security Income Fund and Security Municipal Bond Fund offer different classes and, therefore, are required to account for each class separately and to allocate general expenses to each class based on the net asset value of each series. Class A shares are sold with a sales charge at the time of purchase. Class A shares generally are not subject to a sales charge when they are redeemed, except that purchases of Class A shares of $1 million or more sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class B and Class C shares are offered without a front-end sales charge but incur additional class specific expenses. Redemptions of the shares within five years of acquisition for Class B and within one year of acquisition for Class C incur a contingent deferred sales charge.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

    A. SECURITY VALUATION - Valuations of Security Income and Security Municipal Bond Funds' securities are supplied by pricing services approved by the Board of Directors. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or Nasdaq on such day, the security is valued at the closing bid price on such day. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. The Funds'officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing service. This method is deemed to approximate market value.

    Security Cash Fund, by approval of the Board of Directors, utilizes the amortized cost method for valuing portfolio securities, whereby all investments are valued by reference to their acquisition cost as adjusted for amortization of premiums or accretion of discounts, which approximates market value.

    B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

    C. OPTIONS - Diversified Income Fund and the High Yield Fund may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell, respectively (and the writer, the obligation to sell or purchase) a security at a specified price, until a certain date. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Funds and the price of the option, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract.

    The premium received for a written option is recorded as an asset, with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

    D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Each class of shares participates in investment income, fund-level expenses and realized and unrealized gains and losses based on the total net asset value of its shares in proportion to the total net assets of the fund.

    E. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

    F. TAXES - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

    G. EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds can earn credits based on overnight custody cash balances. These credits can be utilized to reduce related custodial expenses. During the current period, there were no custodian credits earned to reduce the related custodian expenses.

    H. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Management fees are payable to Security Management Company, LLC (SMC) under investment advisory contracts at an annual rate of .50% of the average daily net assets of Security Municipal Bond Fund and Security Cash Fund; .35% of the average daily net assets for Diversified Income Fund and .60% of the average daily net assets of the High Yield Fund. SMC pays Salomon Brothers Asset Management, Inc. an annual fee equal to .22% of the average daily net assets of Security Municipal Bond Fund for management services provided to the fund. The investment advisory contract for Security Income Fund provides that the total annual expenses of each series of the fund (including management fees and custodian fees net of earnings credits, but excluding interest, taxes, brokerage commissions, extraordinary expenses and distribution fees paid under the Class B and Class C distribution plans) will not exceed the level of expenses which Security Income Fund is permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Fund are qualified for sale. For the period ended June 30, 2003, SMC agreed to limit the total expenses of Diversified Income Fund to an annual rate of .95% of the average daily net asset value of Class A shares and 1.70% of Class B shares and Class C shares. SMC also agreed to limit the total expenses of the High Yield Fund to 2.00% for Class A shares and 2.75% for Class B and Class C shares. The investment advisory contract for Security Municipal Bond Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, Rule 12b-1 fees, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of Class A Shares and 1.75% of the average net assets of Class B shares as calculated on a daily basis. The investment advisory contract for Security Cash Fund provides that the total annual expenses of the fund, exclusive of interest, taxes, brokerage fees and commissions and extraordinary expenses, will not exceed an amount equal to an annual rate of 1.00% of the average net assets of the fund as calculated on a daily basis.

    The Funds have entered into contracts with SMC for transfer agent services and certain other administrative services which SMC provides to the Funds. SMC is paid an annual fixed charge per account and shareholder and dividend transaction fees.

    As the administrative agent for the Funds, SMC performs administrative functions, such as regulatory filings, bookkeeping, accounting and pricing functions for the Funds. For this service SMC receives on an annual basis, a fee of .09% of the average daily net assets of Diversified Income Fund, High Yield Fund, and Security Municipal Bond Fund and .045% of the average daily net assets of Security Cash Fund calculated daily and payable monthly.

    Security Income and Security Municipal Bond Funds have adopted distribution plans related to the offering of Class B shares and Security Income Fund has adopted a distribution plan relating to the offering of Class C shares, each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares. Class A shares of Security Income Fund and Security Municipal Bond Fund incur 12b-1 distribution fees at an annual rate of .25% of the average daily net assets of each series.

    Security Distributors, Inc. (SDl), a wholly-owned subsidiary of Security Benefit Group, Inc. and the national distributor of the Funds received net underwriting commissions on sales of shares after allowances to brokers and dealers. All amounts are presented in the following table:

                                    SDI UNDERWRITING COMMISSIONS
                                    ----------------------------
Municipal Bond Fund                            $ 308
Diversified Income Series                          0
High Yield Series                              3,365

    Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

3.  FEDERAL INCOME TAX MATTERS

    The amounts of gross unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2003, were as follows:

                              MUNICIPAL      DIVERSIFIED         HIGH YIELD
                              BOND FUND     INCOME SERIES          SERIES
                             ----------     -------------        ----------
Gross unrealized
  appreciation               $1,258,635       $7,184,338           $869,690
Gross unrealized
  depreciation                  (10,395)        (500,914)        (1,420,519)
                             ----------       ----------         ----------
Net unrealized
  appreciation
  (depreciation)             $1,248,240       $6,683,424          ($550,829)
                             ==========       ==========         ==========

--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

    The tax character of distributions paid was the same for financial statement purposes for the period ending June 30, 2003 and the year ending December 31, 2002, except as follows:

                                       TAX-EXEMPT                ORDINARY             LONG-TERM
        2002                             INCOME                   INCOME            CAPITAL GAIN            TOTAL
        ----                             ------                   ------            ------------            -----
Municipal Bond Fund ..........          $718,658                 $16,319              $137,386             $872,363

    As of December 31, 2002, the components of distributable earnings on a tax basis were the same as financial statement purposes except for the following funds:

                                     UNDISTRIBUTED           ACCUMULATED           UNREALIZED
                                        ORDINARY             CAPITAL AND          APPRECIATION/
                                         INCOME             OTHER LOSSES          DEPRECIATION
                                     --------------         ------------          ------------
SECURITY INCOME FUND:
  DIVERSIFIED INCOME FUND                $24,356             ($7,242,281)          $ 3,924,533
  HIGH YIELD FUND                          5,501              (1,537,830)           (2,340,731)
SECURITY MUNICIPAL
  BOND FUND                                   --                      --               658,392

4.  INVESTMENT TRANSACTIONS

    Investment transactions for the six months ended June 30, 2003, (excluding overnight investments and short-term debt securities) were as follows:

                                       MUNICIPAL            DIVERSIFIED            HIGH YIELD
                                       BOND FUND           INCOME SERIES             SERIES
                                      ----------           -------------           -----------
Purchases                             $5,958,515             $26,103,220            $7,392,244
Proceeds from sales                    6,545,359              19,524,506             3,688,856

--------------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

5.  CAPITAL SHARE TRANSACTIONS

    The Funds are authorized to issue an unlimited number of shares in an unlimited number of classes. Transactions in the capital shares of the Funds for the six-month period ending June 30, 2003 and year ending December 31, 2002 were as follows:

                                     2003                 2003                   2003              2003
                                    SHARES               AMOUNT                 SHARES            AMOUNT
                                     SOLD                 SOLD                REINVESTED         REINVESTED
                                    ------              -------               ----------         ----------
MUNICIPAL BOND FUND
  Class A Shares ..........          454,616          $   4,837,801               16,714         $   177,453
  Class B Shares ..........            6,474                 69,567                1,690              17,985
                                 -----------          -------------            ---------         -----------
    Total .................          461,090          $   4,907,368               18,404         $   195,438
                                 ===========          =============            =========         ===========

DIVERSIFIED INCOME SERIES
  Class A Shares ..........        7,662,216          $  37,696,894              252,776         $ 1,242,361
  Class B Shares ..........        1,313,211              6,430,636               69,643             340,851
  Class C Shares ..........          605,356              2,961,138               18,353              89,769
                                 -----------          -------------            ---------         -----------
    Total .................        9,580,783          $  47,088,668              340,772         $ 1,672,981
                                 ===========          =============            =========         ===========

HIGH YIELD SERIES
  Class A Shares ..........          227,519          $   2,535,548               19,646         $   219,031
  Class B Shares ..........          166,640              1,849,401               14,736             163,749
  Class C Shares ..........          136,556              1,515,375                2,811              31,511
                                 -----------          -------------            ---------         -----------
    Total .................          530,715          $   5,900,324               37,193         $   414,291
                                 ===========          =============            =========         ===========

CASH FUND .................       48,039,771          $  48,039,771              112,181         $   112,181

                                     2003                 2003                  2003                2003
                                    SHARES               AMOUNT          INCREASE (DECREASE)  INCREASE(DECREASE)
                                   REDEEMED             REDEEMED               SHARES              AMOUNT
                                  ----------            --------         -------------------  ------------------
MUNICIPAL BOND FUND
  Class A Shares ..........         (426,786)          ($ 4,533,148)              44,544         $   482,106
  Class B Shares ..........          (49,596)              (530,194)             (41,432)           (442,642)
                                 -----------           ------------           ----------         -----------
    Total .................         (476,382)          ($ 5,063,342)               3,112         $    39,464
                                 ===========           ============           ==========         ===========

DIVERSIFIED INCOME SERIES
  Class A Shares ..........       (7,025,417)          ($34,598,465)             889,575         $ 4,340,790
  Class B Shares ..........       (1,253,791)            (6,163,705)             129,063             607,782
  Class C Shares ..........         (282,656)            (1,382,178)             341,053           1,668,729
                                 -----------           ------------           ----------         -----------
    Total .................       (8,561,864)          ($42,144,348)           1,359,691         $ 6,617,301
                                 ===========           ============           ==========         ===========

HIGH YIELD SERIES .........
  Class A Shares ..........         (175,829)          ($ 1,989,410)              71,336         $   765,169
  Class B Shares ..........          (53,738)              (603,230)             127,638           1,409,920
  Class C Shares ..........          (39,153)              (438,963)             100,214           1,107,923
                                 -----------           ------------           ----------         -----------
    Total .................         (268,720)          ($ 3,031,603)             299,188         $ 3,283,012
                                 ===========           ============           ==========         ===========

CASH FUND .................      (51,447,200)          ($51,447,200)          (3,295,248)        $(3,295,248)

                                     2002                 2002                   2002              2002
                                    SHARES               AMOUNT                 SHARES            AMOUNT
                                     SOLD                 SOLD                REINVESTED         REINVESTED
                                    ------              -------               ----------         ----------
MUNICIPAL BOND FUND
  Class A Shares ..........          522,159          $   5,514,094               47,756         $   499,094
  Class B Shares ..........           62,530                662,295                4,563              47,859
                                 -----------          -------------            ---------         -----------
    Total .................          584,689          $   6,176,389               52,319         $   546,953
                                 ===========          =============            =========         ===========

DIVERSIFIED INCOME FUND(1)
  Class A Shares ..........       16,593,565          $  79,650,771              542,093         $ 2,597,782
  Class B Shares ..........        2,554,992             12,164,324              154,547             737,949
  Class C Shares ..........        1,126,608              5,358,738               32,975             157,602
  Class S Shares ..........            4,443                 21,100                  166                 780
                                 -----------          -------------            ---------         -----------
    Total .................       20,279,608          $  97,194,933              729,781         $ 3,494,113
                                 ===========          =============            =========         ===========

HIGH YIELD FUND
  Class A Shares ..........          317,009          $   3,439,461               36,531         $   402,690
  Class B Shares ..........           82,834                924,046               24,672             271,148
  Class C Shares ..........           24,305                273,951                2,607              28,632
                                 -----------          -------------            ---------         -----------
    Total .................          424,148          $   4,637,458               63,810         $   702,470
                                 ===========          =============            =========         ===========
CASH FUND .................      147,482,389          $ 147,482,389              552,811         $   552,811

                                     2002                 2002                  2002                2002
                                    SHARES               AMOUNT          INCREASE (DECREASE)  INCREASE(DECREASE)
                                   REDEEMED             REDEEMED               SHARES              AMOUNT
                                   --------             --------         -------------------  ------------------
MUNICIPAL BOND FUND
  Class A Shares ..........         (739,974)         ($  7,734,532)           (170,059)        ($ 1,721,344)
  Class B Shares ..........          (87,288)              (916,687)            (20,195)            (206,533)
                                ------------          -------------            ---------        ------------
    Total .................         (827,262)         ($  8,651,219)           (190,254)        ($ 1,927,877)
                                ============          =============            =========        ============

DIVERSIFIED INCOME FUND(1)
  Class A Shares ..........      (15,665,773)         ($ 75,304,089)           1,469,885         $ 6,944,464
  Class B Shares ..........       (1,438,940)            (6,880,807)           1,270,599           6,021,466
  Class C Shares ..........         (527,205)            (2,518,416)             632,378           2,997,924
  Class S Shares ..........           (9,856)               (46,718)              (5,247)            (24,838)
                                ------------          -------------            ---------        ------------
    Total .................      (17,641,774)         ($ 84,750,030)           3,367,615         $15,939,016
                                ============          =============            =========        ============

HIGH YIELD FUND
  Class A Shares ..........         (296,440)         ($  3,227,316)              57,100         $   614,835
  Class B Shares ..........          (52,042)              (562,190)              55,464             633,004
  Class C Shares ..........           (9,575)              (104,689)              17,337             197,894
                                ------------          -------------            ---------        ------------
    Total .................         (358,057)         ($  3,894,195)             129,901           1,445,733
                                ============          =============            =========        ============
CASH FUND .................     (145,993,443)         ($145,993,443)           2,041,757         $ 2,041,757

(1) Effective June 3, 2002, the Diversified Income Fund exchanged 9,856 shares of Class S for 9,889 shares of Class C. Class C Shares acquired $46,674 in net assets from shares of Class S.

--------------------------------------------------------------------------------

DIRECTOR DISCLOSURE

                                                                                                                       NUMBER OF
                                                                      PRINCIPAL                                        PORTFOLIOS IN
NAME,                        POSITION(S)   TERM OF                    OCCUPATION(S)                                    FUND COMPLEX
ADDRESS AND                  HELD WITH     OFFICE AND                 DURING THE PAST                                  OVERSEEN BY
AGE                          THE FUND      LENGTH OF TIME SERVED      5 YEARS                                          THE DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.         Director**    1994 to present***         Business broker,                                           36
One Security Benefit Place                                              Griffith & Blair Realtors
Topeka, KS 66636-0001                                                 Manager, Star Sign, Inc.
56

Penny A. Lumpkin             Director**    1993 to present***         President, Vivian's Gift Shop                              36
One Security Benefit Place                                            Vice President, Palmer Companies, Inc.
Topeka, KS 66636-0001                                                 Vice President, Bellairre Shopping Center
63                                                                    Partner, Goodwin Ent.
                                                                      Partner, PLB
                                                                      Partner, Town Crier
                                                                      Vice President and Treasurer, Palmer News, Inc.
                                                                      Vice President, M/S News, Inc.
                                                                      Secretary, Kansas City Periodicals

Mark L. Morris, Jr., D.V.M.  Director**    1991 to present***         Independent Investor, Morris Co.                           36
One Security Benefit Place                                            Partner, Mark Morris Associates
Topeka, KS 66636-0001
69

Maynard F. Oliverius         Director**    1998 to present***         President & CEO, Stormont Vail HealthCare                  36
One Security Benefit Place
Topeka, KS 66636-0001
59

John D. Cleland              Chairman of   February 2000 to present   Sr. Vice President and Managing Member                     36
One Security Benefit Place   the Board     1991 to present***           Representative, Security Management Company, LLC
Topeka, KS 66636-0001        Director*                                Sr. Vice President, Security Benefit Group, Inc.
67                                                                    Sr. Vice President, Security Benefit Life Insurance Co.
                                                                      Director & Vice President, Security Distributors, Inc.

James R. Schmank             President     February 2000 to present   President and Managing Member Representative,              36
One Security Benefit Place   Director*     1997 to present***           Security Management Company, LLC
Topeka, KS 66636-0001                                                 Sr. Vice President, Security Benefit Group, Inc.
50                                                                    Sr. Vice President, Security Benefit Life Insurance Co.
                                                                      Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds'Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds'joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.
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

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                                       36

THE SECURITY GROUP OF MUTUAL FUNDS

Security Large Cap Value Fund
Security Equity Fund
   o Equity Fund
   o Global Fund
   o Social Awareness Fund
   o Mid Cap Value Fund
   o Small Cap Growth Fund
   o Enhanced Index Fund
   o International Fund
   o Select 25 Fund
   o Large Cap Growth Fund
   o Technology Fund
   o Alpha Opportunity Fund
Security Mid Cap Growth Fund
Security Diversified Income Fund
Security High Yield Fund
Security Capital Preservation Fund
Security Municipal Bond Fund
Security Cash Fund

SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, Chairman of the Board
James R. Schmank, President
Terry A. Milberger, Vice President
Cindy L. Shields, Vice President
Steven M. Bowser, Vice President
James P. Schier, Vice President
David Toussaint, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

--------------------------------------------------------------------------------
[LOGO OF SECURITY DISTRIBUTORS, INC. (R)] SECURITY DISTRIBUTORS, INC.
--------------------------------------------------------------------------------

                                                              ------------------
                                                              Presorted Standard
                                                                U.S. POSTAGE
                                                                  P A I D
                                                                Louisville, KY
                                                               Permit No. 1051
                                                              ------------------

ITEM 2.  CODE OF ETHICS.

         Not required at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not required at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

         (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a) (1) Not required at this time.

             (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley
                 Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            SECURITY INCOME FUND

                                            By:   JAMES R. SCHMANK
                                                  ------------------------------
                                                  James R. Schmank, President

                                            Date: September 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            By:   JAMES R. SCHMANK
                                                  ------------------------------
                                                  James R. Schmank, President

                                            Date: September 5, 2003

                                            By:   BRENDA M. HARWOOD
                                                  ------------------------------
                                                  Brenda M. Harwood, Treasurer

                                            Date: September 5, 2003